Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class E
3-month USD LIBOR + 7.250% Floor 7.250% 10/15/2031	7.376%	3,250,000	3,251,134
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	5,150,000	5,353,019
Series 2020-4 Class F
08/13/2027	5.220%	3,620,000	3,767,201
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,999,516
Subordinated Series 2021-1 Class E
03/15/2027	2.290%	4,500,000	4,499,059
Subordinated Series 2021-1 Class F
11/15/2027	4.010%	900,000	914,372
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	6,005,669
ARES CLO(a),(b)
Series 2021-60A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/18/2034	6.385%	15,000,000	15,011,790
Ares XLIII CLO Ltd.(a),(b)
Series 2017-43A Class ER
3-month USD LIBOR + 6.860% Floor 6.860% 07/15/2034	6.961%	16,100,000	15,995,447
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	25,975,000	25,993,027
Avant Loans Funding Trust(a)
Series 2019-B Class C
10/15/2026	4.540%	13,628,000	13,787,048
Series 2020-REV1 Class B
05/15/2029	2.680%	5,134,000	5,162,819
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,399,660
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.638%	6,500,000	6,508,495
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.084%	8,100,000	8,067,859
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	5,000,000	5,003,555
Series 2020-2A Class D
3-month USD LIBOR + 7.630% Floor 7.630% 10/20/2031	7.839%	4,500,000	4,503,748
Barings CLO Ltd.(a),(b)
Series 2019-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 04/20/2031	6.834%	10,500,000	10,500,525
Broad River BSL Funding CLO Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.634%	9,000,000	8,959,842
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.400%	14,125,000	14,128,870
Carlyle Global Market Strategies CLO(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	10,000,000	10,001,780
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.826%	11,000,000	10,914,277
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	3.834%	7,500,000	7,502,317
Series 2016-1A Class DR2
3-month USD LIBOR + 6.600% Floor 6.600% 04/20/2034	6.734%	5,000,000	4,960,840
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class D
3-month USD LIBOR + 7.400% Floor 7.400% 10/25/2031	7.574%	10,385,000	10,385,685
Columbia Mortgage Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	11,180,000	11,221,994
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	704,182	704,303
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	778,865	779,929
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	9,355,180	9,492,161
Subordinated Series 2018-P2 Class C
10/15/2025	5.210%	10,079,740	10,243,075
Subordinated Series 2018-P3 Class C
01/15/2026	5.540%	17,000,000	17,326,529
Consumer Loan Underlying Bond Credit Trust(a),(c),(d),(e)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	8,925,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	8,287,500
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	3,262,967	3,301,570
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	12,913,281
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	46,104	46,170
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/17/2034	6.634%	20,600,000	20,605,871
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.475%	1,250,000	1,250,181
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	1,676,890	1,686,769
Series 2019-A Class C
06/22/2026	7.620%	7,667,000	7,919,349
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	13,041,000	13,484,309
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	3,000,000	3,153,093
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	12,500,000	12,528,132
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	10,000,000	10,214,045
Series 2020-3FP Class C
09/20/2027	6.960%	7,219,000	7,658,852
Subordinated Series 2018-2 Class C
10/20/2025	5.880%	7,450,000	7,518,229
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	31,000,000	31,844,741
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class E
10/15/2027	3.510%	3,320,000	3,422,812
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,000,000	7,086,109
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class E
05/15/2028	2.870%	12,410,000	12,387,457
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	3,819,993	3,897,261
Series 2019-11 Class A
12/15/2045	3.750%	1,173,140	1,179,726
Series 2019-2 Class A
08/15/2025	4.000%	2,558,840	2,602,902
Series 2019-3 Class A
10/15/2025	3.750%	5,981,922	6,085,517
Series 2019-5 Class A
12/15/2045	3.750%	7,561,151	7,672,666
Series 2019-7 Class A
01/15/2027	3.750%	2,818,499	2,848,081
Series 2019-8 Class A
12/15/2045	3.750%	2,570,615	2,592,905
Series 2020-1 Class A
01/16/2046	3.500%	2,969,493	2,994,473
Series 2020-T1 Class A
02/15/2046	3.500%	4,188,248	4,199,690
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	7,093,000
LendingClub Receivables Trust(a),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	340,000	9,295,600
Lendingpoint Asset Securitization Trust(a)
Series 2019-1 Class C
08/15/2025	4.504%	2,346,843	2,352,629

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	15,395,237	15,494,101
Subordinated Series 2021-A Class C
12/15/2028	2.750%	12,000,000	12,040,072
LendingPoint Asset Securitization Trust(a)
Series 2020-1 Class C
02/10/2026	4.143%	8,500,000	8,553,185
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	14,564,000	14,619,343
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,712,000	15,744,995
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.706%	5,200,000	5,231,959
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.626%	3,700,000	3,701,203
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	1,011,665
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,059,526
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(e),(f)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	6,650,000
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.383%	12,500,000	12,497,762
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.384%	15,250,000	14,971,962
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class E
3-month USD LIBOR + 7.250% Floor 7.250% 10/19/2032	7.384%	5,000,000	5,006,365
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.388%	2,000,000	1,979,980
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	6.124%	3,750,000	3,560,299
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class B
06/15/2026	5.499%	15,000,000	15,450,000
Series 2020-2 Class NOTE
12/15/2027	7.500%	4,587,492	4,594,660
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	9,900,000	10,108,554
Series 2021-2 Class NOTE
01/25/2029	3.000%	31,931,341	31,928,927
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	7,745,250	7,739,466
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	14,000,000	14,413,686
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	22,494,355
Series 2021-1 Class CERT
11/15/2027	0.000%	16,424,569	26,689,925
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.179%	7,000,000	7,012,362
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	1,982,935	1,984,365
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	177,775	177,778
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,500,000	8,537,748
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	3,491,840	3,509,299
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	5.976%	5,000,000	4,908,765
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.430%	6,500,000	6,499,350

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	6.331%	14,000,000	14,010,808
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	6,970,945
Series 2016-4 Class R
11/25/2025	0.000%	900,000	9,228,349
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	15,750,000	16,369,510
United Auto Credit Securitization Trust(a)
Subordinated Series 2019-1 Class F
01/12/2026	6.050%	2,000,000	2,037,674
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	13,551,410	13,657,309
Upstart Pass-Through Trust(a),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	5,835,516	5,835,516
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	5,081,471	5,126,201
Series 2021-ST2 Class A
04/20/2027	2.500%	3,148,578	3,184,362
Series 2021-ST7 Class A
09/20/2029	1.850%	7,214,000	7,214,818
Upstart Securitization Trust(a)
Series 2021-1 Class C
03/20/2031	4.060%	2,500,000	2,576,639
Series 2021-2 Class C
06/20/2031	3.610%	7,650,000	7,759,903
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	6,477,866	6,548,742
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	3,000,000	3,074,108
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	14,000,000	14,061,181
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	2,365,225
Wellman Park CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.378%	10,000,000	10,007,830
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	10,650,000	11,010,426
Total Asset-Backed Securities — Non-Agency (Cost $943,119,213)			921,604,668

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.606%	45,881,768	1,750,550
Series 2019-102 Class IB
03/16/2060	0.838%	14,939,673	1,067,174
Series 2020-19 Class IO
12/16/2061	0.835%	24,225,660	1,983,326
Series 2020-3 Class IO
02/16/2062	0.782%	23,005,925	1,588,743
Total Commercial Mortgage-Backed Securities - Agency (Cost $13,135,639)			6,389,793

Commercial Mortgage-Backed Securities - Non-Agency 10.3%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,750,357
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.046%	5,400,000	5,187,595
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.636%	1,165,000	1,145,074
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.286%	6,853,000	6,662,687
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.496%	11,000,000	10,593,865
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class F
1-month USD LIBOR + 3.000% Floor 3.000% 01/15/2034	3.096%	4,000,000	4,024,992

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	3.996%	650,000	649,610
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.516%	3,000,000	2,993,445
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.016%	13,517,000	13,462,114
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	7,995,000	8,689,239
Series 2019-OC11 Class E
12/09/2041	4.076%	8,150,000	8,528,046
BX Trust(a),(g)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	4,500,000	4,867,326
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.096%	5,803,000	5,812,065
Citigroup Commercial Mortgage Trust(a),(g)
Subordinated Series 2020-420K Class E
11/10/2042	3.422%	7,000,000	6,597,321
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.817%	19,575,000	19,501,637
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.513%	12,900,000	12,382,243
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.588%	8,207,971	8,259,268
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class D
02/10/2037	3.754%	4,400,000	4,475,159
Series 2020-CBM Class F
02/10/2037	3.754%	17,650,000	17,168,474
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.837%	34,552,000	34,607,573
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	8,940,000	8,512,779
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	21,904,027
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,650,000	15,968,949
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	5,200,000	4,613,630
Extended Stay America Trust(a),(b)
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.794%	16,200,000	16,361,930
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	12,500,000	12,711,330
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	8,320,000	8,403,133
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	21,800,000	22,044,960
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,836,849	2,867,495
KKR Industrial Portfolio Trust(a),(b)
Series 2020-AIP Class F
1-month USD LIBOR + 3.429% Floor 3.429% 03/15/2037	3.525%	7,376,174	7,382,793
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	5,500,000	5,307,996
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,000,000	5,065,960
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,170,792
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	6,034,536
Subordinated Series 2018-SFR3 Class E
10/17/2035	4.873%	10,500,000	10,506,168

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR1 Class G
08/17/2035	5.309%	18,250,000	18,612,471
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	10,086,655
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	8,150,742
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class D
1-month USD LIBOR + 2.400% Floor 2.400% 05/15/2038	2.496%	10,600,000	10,659,615
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	2.996%	16,500,000	16,613,357
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.836%	6,000,000	5,790,374
Series 2021-FCMT Class E
1-month USD LIBOR + 4.500% Floor 4.500% 05/15/2031	4.596%	21,600,000	21,606,782
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $421,232,413)			428,734,564

Residential Mortgage-Backed Securities - Agency 37.4%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.416%	16,008,567	3,482,286
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.805%	4,636,216	777,901
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	6.605%	4,114,297	80,721
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.955%	1,155,206	250,635
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.805%	1,455,121	298,830
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	6.055%	13,802,892	3,271,622
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	6.105%	13,394,376	2,716,053
CMO Series 4926 Class ST
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 01/15/2040	5.985%	10,164,601	2,147,571
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.996%	12,198,146	2,797,093
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.966%	22,420,830	5,902,198
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.875%	2,958,304	525,645
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	691,296	28,436
CMO Series 5034 Class JI
11/25/2050	2.500%	68,344,356	10,888,582
CMO Series 5040 Class IH
11/25/2050	3.500%	16,932,461	2,901,125
CMO Series 5083 Class NI
12/25/2040	4.500%	17,300,612	2,996,243
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	2,821,496	421,286
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.707%	1,984,788	125,684

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(h)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	5.905%	70,178,774	14,624,927
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	6.250%	44,368,883	13,309,524
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5059 Class BI
01/25/2051	2.500%	48,741,262	8,117,994
CMO Series 5105 Class GI
11/25/2045	2.500%	93,587,432	11,491,619
CMO Series 5105 Class JI
03/25/2045	3.000%	30,815,067	3,327,812
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	4,199,628	192,104
CMO Series 2021-3 Class TI
02/25/2051	2.500%	57,187,774	9,338,043
CMO Series 2021-4 Class IO
02/25/2051	2.500%	47,345,283	7,292,703
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.816%	3,149,471	581,740
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	6.011%	687,478	53,286
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.066%	1,745,152	346,995
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	5.566%	13,553,180	2,906,188
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.916%	1,942,216	349,222
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	6.016%	11,068,226	2,489,058
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	30,386,936	3,327,707
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.066%	12,294,832	2,988,734
CMO Series 2020-38 Class SE
1-month USD LIBOR + 6.050% 06/25/2050	5.966%	9,520,293	2,031,784
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.916%	28,792,783	5,118,038
Federal National Mortgage Association REMICS(h)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	44,988,501	7,159,947
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.500%	12,900,000	13,464,427
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,751,882	600,042
CMO Series 2018-78 Class GI
04/20/2048	4.000%	14,447,678	1,652,957
CMO Series 2019-129 Class AI
10/20/2049	3.500%	41,998,263	4,656,759
CMO Series 2020-104 Class IY
07/20/2050	3.000%	44,978,919	6,319,916
CMO Series 2020-129 Class GI
09/20/2050	3.000%	22,306,289	3,320,809
CMO Series 2020-129 Class YI
09/20/2050	2.500%	27,948,455	3,652,595
CMO Series 2020-138 Class JI
09/20/2050	2.500%	40,320,521	4,861,344
CMO Series 2020-148 Class AI
10/20/2050	2.500%	124,886,070	16,033,136
CMO Series 2020-160 Class DI
10/20/2050	2.500%	22,967,574	3,246,281

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-160 Class HI
10/20/2050	2.500%	17,901,175	2,485,963
CMO Series 2020-160 Class IA
10/20/2050	2.500%	47,354,196	6,631,183
CMO Series 2020-160 Class ID
10/20/2050	2.500%	18,871,248	2,481,177
CMO Series 2020-162 Class EI
10/20/2050	2.500%	18,656,106	2,625,285
CMO Series 2020-164 Class CI
11/20/2050	3.000%	24,706,668	3,500,189
CMO Series 2020-173 Class MI
11/20/2050	2.500%	47,352,591	5,768,147
CMO Series 2020-175 Class KI
11/20/2050	2.500%	84,250,830	12,149,610
CMO Series 2020-181 Class AI
12/20/2050	2.500%	36,282,486	5,282,338
CMO Series 2020-181 Class BI
12/20/2050	2.500%	58,750,975	8,206,142
CMO Series 2020-185 Class KI
12/20/2050	2.500%	47,328,770	6,768,752
CMO Series 2020-187 Class AI
12/20/2050	2.500%	58,260,950	8,110,076
CMO Series 2020-188 Class KI
12/20/2050	2.500%	63,436,537	8,482,721
CMO Series 2020-188 Class WI
12/20/2050	2.500%	38,691,310	5,522,213
CMO Series 2020-191 Class UC
12/20/2050	4.000%	28,145,436	4,693,485
CMO Series 2020-191 Class UD
12/20/2050	4.000%	40,410,837	6,730,760
CMO Series 2020-191 Class UM
12/20/2050	3.500%	32,498,019	6,727,542
CMO Series 2020-85 Class MI
06/20/2050	3.500%	15,167,853	3,521,372
CMO Series 2021-1 Class IT
01/20/2051	3.000%	42,657,855	5,307,230
CMO Series 2021-107 Class IW
06/20/2051	3.500%	49,550,472	7,738,312
CMO Series 2021-24 Class MI
02/20/2051	3.000%	24,995,105	3,555,076
CMO Series 2021-24 Class PI
01/20/2051	2.500%	24,326,716	3,032,911
CMO Series 2021-29 Class GI
02/20/2051	3.000%	35,496,135	5,134,704
CMO Series 2021-29 Class HI
02/20/2051	3.500%	29,426,157	4,414,094
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-44 Class CI
03/20/2051	3.000%	38,639,982	5,071,985
CMO Series 2021-44 Class MI
03/20/2051	3.000%	22,783,212	3,356,730
CMO Series 2021-49 Class WI
05/20/2048	2.500%	23,588,551	2,211,526
CMO Series 2021-58 Class IA
04/20/2051	3.500%	22,045,499	3,013,234
CMO Series 2021-7 Class IT
01/16/2051	3.000%	32,772,355	6,903,552
CMO Series 2021-7 Class QI
01/20/2051	2.500%	56,469,250	7,810,770
CMO Series 2021-9 Class MI
01/20/2051	2.500%	49,931,687	6,092,030
CMO Series 2021-96 Class VI
06/20/2051	2.500%	67,436,048	9,529,226
CMO Series 2021-97 Class IN
08/20/2049	2.500%	82,312,388	8,835,420
Government National Mortgage Association(b),(h)
CMO Series 2014-6 Class SJ
1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	6.012%	13,573,109	3,124,323
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.112%	16,440,453	4,040,674
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.112%	13,469,045	2,724,102
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.062%	13,491,869	2,212,101
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.112%	10,223,342	2,272,433
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.112%	12,252,007	2,621,647

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.112%	13,116,428	2,780,744
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.112%	11,107,593	2,143,231
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.112%	10,263,244	2,317,491
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.962%	23,512,842	4,739,547
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.312%	31,107,750	3,004,452
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	3.182%	25,206,968	2,218,170
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.112%	16,584,258	3,163,426
CMO Series 2020-148 Class SA
-1.0 x 1-month USD LIBOR + 6.300% 10/20/2050	6.212%	26,500,227	6,457,862
CMO Series 2020-175 Class NS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	6.212%	34,229,261	8,339,706
CMO Series 2020-187 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.212%	26,006,739	5,897,364
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.062%	13,509,805	3,168,159
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	3.200%	56,384,677	6,202,658
Government National Mortgage Association(c),(e),(h)
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	81,281,191	11,430,167
Government National Mortgage Association TBA(i)
09/21/2051	2.500%	395,000,000	409,689,063
Uniform Mortgage-Backed Security TBA(i)
09/14/2051	2.000%	287,500,000	291,587,891
09/14/2051	2.500%	391,000,000	406,212,344
Total Residential Mortgage-Backed Securities - Agency (Cost $1,546,437,273)			1,560,508,912

Residential Mortgage-Backed Securities - Non-Agency 48.8%

Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-B Class A
06/25/2066	2.239%	13,750,171	13,733,493
CMO Series 2021-C Class A
01/25/2061	2.115%	9,082,702	9,081,513
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,020,092
Angel Oak Mortgage Trust(a),(g),(j)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	8,758,000	8,757,851
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,106,551
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	7,050,550
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	5,070,517
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,906,478
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.434%	2,467,538	2,491,107
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.934%	3,547,189	3,551,642

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.834%	6,000,000	6,020,963
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.684%	15,000,000	15,037,488
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.584%	1,500,000	1,499,999
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.084%	3,750,000	3,824,722
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.084%	11,550,000	12,247,036
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.934%	6,750,000	7,215,379
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.684%	7,883,700	7,907,007
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.684%	10,800,000	10,904,187
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	7,300,000	7,618,468
CMO Series 2021-1A Class M2
30-day Average SOFR + 4.850% Floor 4.850% 03/25/2031	4.860%	18,000,000	19,322,086
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	12,400,000	12,422,605
CMO Series 2021-2A Class M1C
30-day Average SOFR + 1.850% Floor 1.850% 06/25/2031	1.860%	18,265,000	18,367,764
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2A Class M2
30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	2.910%	15,250,000	15,399,528
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	5.084%	4,000,000	4,077,236
Subordinated CMO Series 2021-1A Class B1
30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	6.760%	3,750,000	4,081,888
Subordinated CMO Series 2021-2A Class B1
30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	4.160%	2,800,000	2,838,124
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	8,550,000	8,613,336
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,293,523
CMO Series 2020-NQM1 Class B2
05/25/2060	5.640%	2,800,000	2,887,817
CMO Series 2021-B Class A1
04/01/2069	2.115%	26,372,569	26,375,926
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,950,000	2,955,598
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	4,107,457
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	2.418%	6,000,000	6,002,055
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	2.550%	6,708,000	6,650,598
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	3.050%	4,129,000	4,053,230
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.418%	6,570,000	6,572,214
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	12,500,000	12,562,500
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	30,000,000	30,000,000

10	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	40,000,000	40,000,000
CMO Series 2021-CRT2 Class M3
1-month USD LIBOR + 0.000% 11/10/2032	2.845%	18,700,000	18,629,875
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	7,000,000	7,000,000
CMO Series 2021-CRT3 Class M4
30-day Average SOFR + 3.800% Floor 3.800% 01/10/2031	3.838%	3,400,000	3,400,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M3
30-day Average SOFR + 2.800% Floor 2.800% 03/15/2038	2.838%	12,700,000	12,702,296
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.350%	22,172,853	22,256,001
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	16,250,000	16,554,688
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.834%	10,131,000	10,148,180
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	3.584%	4,350,000	4,349,993
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	22,228,379	22,218,340
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	36,401,343	36,587,318
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2019-C Class A2
09/25/2059	5.000%	12,000,000	12,018,728
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	5,000,016
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,504,055
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,866,203
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.334%	13,000,000	13,772,092
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.234%	15,544,657	15,458,633
CMO Series 2019-R07 Class 1M2
1-month USD LIBOR + 2.100% 10/25/2039	2.184%	7,183,391	7,212,892
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	4.434%	6,550,000	6,785,599
CSMC Trust(a),(g)
CMO Series 2019-RPL9 Class A2
10/27/2059	3.036%	37,699,800	40,334,824
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class B2
05/25/2065	5.893%	4,673,000	4,756,066
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 4.450% Floor 4.450% 10/25/2033	4.460%	17,000,000	18,028,481
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.884%	11,000,000	10,941,296
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.684%	32,593,999	32,879,927
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.084%	20,208,520	20,461,112
CMO Series 2018-C04 Class 2M2
1-month USD LIBOR + 2.550% Floor 2.550% 12/25/2030	2.634%	12,811,876	13,021,983
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	9,049,589

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.084%	19,309,209	19,449,012
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.684%	6,866,159	6,938,349
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.084%	11,300,000	11,994,630
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	4.850%	11,200,000	11,937,420
Subordinated CMO Series 2020-DNA5 Class M2
30-day Average SOFR + 2.800% 10/25/2050	2.850%	6,000,000	6,060,734
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.700%	15,500,000	16,762,089
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.434%	28,457,336	28,517,574
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.834%	8,000,000	8,489,726
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.334%	16,600,000	17,444,940
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.800%	11,000,000	11,095,146
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.234%	16,898,009	17,025,665
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.234%	16,207,503	16,217,790
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.184%	20,000,000	20,637,370
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN1 Class M3
1-month USD LIBOR + 4.500% 02/25/2024	4.584%	5,647,847	5,810,227
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	13,000,000	13,169,798
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.184%	10,500,000	10,963,411
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	6,750,000	7,085,082
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.450%	14,200,000	16,614,153
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	8,800,000	8,876,524
GCAT LLC(a),(g)
CMO Series 2020-4 Class A1
12/25/2025	2.611%	6,780,732	6,816,366
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,754,030
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.984%	408,022	408,034
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	3.984%	3,750,000	3,759,132
Genworth Mortgage Insurance Corp.(a),(b),(i)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.950%	29,500,000	29,500,000
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	5.000%	7,500,000	7,500,000
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	43,943,882	43,943,882
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,811,403	2,815,414
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.084%	9,924,593	10,024,125
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.234%	4,000,000	4,104,092

12	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.334%	8,800,000	9,070,857
Homeward Opportunities Fund I Trust(a)
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,907,463
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,948,692
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	5,974,149	6,128,760
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	10,848,590	10,859,673
LVII Trust(a),(c),(e),(g)
Subordinated CMO Series 2020-1 Class B1
05/25/2060	5.000%	14,834,000	14,852,543
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,560,193
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	6,347,249
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	28,578,774	28,578,774
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.834%	3,050,000	3,037,444
MRA Issuance Trust(a),(b)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	35,000,000	35,000,742
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	30,000,000	30,025,803
MRA Issuance Trust(a),(b),(c),(e)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.900%	40,000,000	40,000,000
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	5,077,408	5,087,400
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	3,038,572	3,021,352
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	2,094,431	2,094,586
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	598,409	598,001
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	3,641,517	3,624,781
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.326%	6,076,594	310,383
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	7,074,976	7,202,769
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	12,080,000	12,105,798
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	5,000,000	4,999,952
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,588,381	5,647,612
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	4.134%	6,473,000	6,665,330
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.034%	9,100,000	9,222,194
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.634%	15,000,000	15,091,362
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class B1
1-month USD LIBOR + 5.750% 04/25/2027	5.834%	3,347,000	3,424,545
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.084%	6,560,046	6,606,881
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.334%	9,500,000	9,989,682

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	5.550%	2,373,000	2,467,081
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	4.000%	6,500,000	6,758,125
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	15,907,834	15,966,660
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,999,559
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.088%	8,068,977	7,994,602
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.838%	7,936,975	7,896,984
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.434%	9,500,000	9,466,847
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.934%	19,379,000	19,467,215
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.734%	47,570,000	47,502,593
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	9,155,926	9,178,205
CMO Series 2021-2 Class A2
03/25/2026	3.770%	14,300,000	14,449,569
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	7,001,249
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	5,370,640
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	8,948,997	8,982,455
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,284,355
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	9,395,253	9,399,969
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	28,219,129
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	16,342,840
Preston Ridge Partners Mortgage Trust(a),(c),(e),(g),(i)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	24,600,000	24,600,000
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	24,849,912	24,877,008
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.784%	5,670,000	5,723,034
CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	2.784%	3,000,000	3,018,768
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	4,400,000	4,516,284
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	4.050%	4,750,000	4,750,122
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.750%	20,500,000	20,562,455
RCO V Mortgage LLC(a),(g)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	3,952,464	3,982,689
CMO Series 2020-1 Class A2
09/25/2025	5.389%	6,500,000	6,542,265
RCO VII Mortgage LLC(a),(g)
CMO Series 2021-1 Class A2
05/25/2026	3.967%	2,000,000	2,002,718
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,481,388
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	3,938,000	4,102,071
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	8,541,206	8,683,359

14	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.834%	14,000,000	14,385,770
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,903,389
CMO Series 2021-1 Class A1
05/25/2065	1.219%	9,364,513	9,390,646
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	3,239,948
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,420,773
Stonnington Mortgage Trust(a),(c),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	5.500%	12,859,701	12,859,701
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	2,249,996	2,254,626
CMO Series 2021-1 Class A1
06/25/2024	2.240%	21,000,000	21,019,301
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.618%	16,865,000	17,135,806
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.718%	8,000,000	8,260,265
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.084%	11,794,210	11,892,720
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.584%	5,000,000	5,244,457
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.584%	10,000,000	10,891,835
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.584%	13,000,000	13,047,121
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	7.584%	7,100,000	7,306,643
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,975,544
VCAT LLC(a),(g)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	5,532,326
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	13,258,360	13,272,177
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	13,970,735	14,006,245
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	24,670,884	24,696,211
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	20,536,684	20,553,916
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	1,050,000	1,094,522
Subordinated CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	3,150,000	3,243,055
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	8,000,000	8,056,635
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	4,052,686
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	4,180,376
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	6,088,709
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	2,450,000	2,556,351
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	2,000,000	2,042,967
Visio Trust(a),(g)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,228,155
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,447,756
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,085,094

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZH Trust(a)
Subordinated CMO Series 2021-1 Class B
02/18/2027	3.262%	7,500,000	7,505,823
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,004,532,011)			2,039,954,038

Options Purchased Calls 0.2%
Value ($)
(Cost $14,248,250)	8,222,631

Options Purchased Puts 0.5%

(Cost $20,895,000)	22,428,250
Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(k),(l)	316,230,470	316,198,847
Total Money Market Funds (Cost $316,189,477)		316,198,847
Total Investments in Securities (Cost: $5,279,789,276)		5,304,041,703
Other Assets & Liabilities, Net		(1,127,668,233)
Net Assets		4,176,373,470

At August 31, 2021, securities and/or cash totaling $82,876,205 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	18,542	12/2021	USD	2,474,487,844	7,536,298	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	247,700,000	247,700,000	1.00	01/21/2022	2,105,450	1,082,201
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	208,500,000	208,500,000	1.10	01/24/2022	1,918,200	1,344,304
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	250,000,000	250,000,000	1.00	07/08/2022	2,550,000	1,969,575
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	620,000,000	620,000,000	1.00	01/20/2022	5,859,000	2,678,896
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	178,000,000	178,000,000	1.10	01/24/2022	1,815,600	1,147,655
Total							14,248,250	8,222,631

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	125,000,000	125,000,000	1.00	09/30/2021	2,175,000	4,096,813
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	530,000,000	530,000,000	1.25	11/16/2021	7,420,000	9,706,950
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	135,000,000	135,000,000	1.25	12/03/2021	2,092,500	2,724,597
16	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	1.75	07/15/2022	4,325,000	3,797,625
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	465,000,000	465,000,000	1.50	05/20/2022	4,882,500	2,102,265
Total							20,895,000	22,428,250

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(400,000,000)	(400,000,000)	1.70	10/01/2021	(5,530,000)	(14,238,120)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(164,000,000)	(164,000,000)	2.20	03/17/2022	(3,066,800)	(479,306)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(930,000,000)	(930,000,000)	1.55	02/11/2022	(15,159,000)	(11,630,673)
Total							(18,225,800)	(12,109,979)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	446,875	(5,833)	341,856	—	99,186	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	40,000,000	(3,587,500)	23,334	—	(4,961,108)	1,396,942	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,834	—	(2,235,894)	1,344,853	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,901,537)	1,010,495	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,834	—	(1,234,291)	343,250	—
Columbia Mortgage Opportunities Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,753,391)	862,349	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.839	USD	5,000,000	(223,438)	2,917	—	(758,820)	538,299	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	26,500,000	(2,376,719)	15,459	—	(5,081,771)	2,720,511	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	20,000,000	(1,793,750)	11,667	—	(4,052,036)	2,269,953	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	14,000,000	(1,255,625)	8,166	—	(3,224,512)	1,977,053	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	12,000,000	(1,076,250)	7,000	—	(2,678,618)	1,609,368	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	8,800,000	(789,250)	5,133	—	(2,089,046)	1,304,929	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	45,000,000	(4,035,937)	26,249	—	(5,278,103)	1,268,415	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,966,114)	1,075,072	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	13,000,000	(1,165,938)	7,584	—	(2,097,723)	939,369	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	5,000,000	(448,438)	2,917	—	(834,921)	389,400	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	25,000,000	(2,242,187)	14,582	—	(2,251,365)	23,760	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	25,000,000	(2,242,187)	14,583	—	(2,220,079)	—	(7,525)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.839	USD	20,000,000	(893,750)	11,666	—	(3,912,101)	3,030,017	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.839	USD	25,000,000	(1,117,188)	14,584	—	(1,310,465)	207,861	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.835	USD	22,000,000	(1,090,518)	12,833	—	(3,238,668)	2,160,983	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.835	USD	25,000,000	(1,239,225)	14,584	—	(1,457,162)	232,521	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.835	USD	25,000,000	(1,239,225)	14,583	—	(1,401,961)	177,319	—
18	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	12.620	USD	2,550,000	(452,625)	1,488	—	(219,123)	—	(232,014)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	12.620	USD	5,000,000	(887,500)	2,916	—	(282,069)	—	(602,515)
Total								(32,641,625)	241,412	—	(56,440,878)	24,882,719	(842,054)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $3,314,947,046, which represents 79.37% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $269,256,512, which represents 6.45% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2021 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2021.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	222,330,251	661,926,630	(568,058,034)	—	316,198,847	—	31,293	316,230,470
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Columbia Mortgage Opportunities Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2021 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

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